Taxation - Earliest Open Tax Year (Details)	12 Months Ended
Dec. 31, 2015
UNITED STATES
Income Tax Examination [Line Items]
Earliest Open Year	2013
ANGOLA
Income Tax Examination [Line Items]
Earliest Open Year	2010
AUSTRALIA
Income Tax Examination [Line Items]
Earliest Open Year	2011
Nigeria
Income Tax Examination [Line Items]
Earliest Open Year	2009
NORWAY
Income Tax Examination [Line Items]
Earliest Open Year	2013
THAILAND
Income Tax Examination [Line Items]
Earliest Open Year	2005